Subsequent events (Details) ₺ / shares in Units, ₺ in Thousands, $ in Thousands					12 Months Ended
	Mar. 23, 2026 USD ($) item	Mar. 17, 2026 TRY (₺) ₺ / shares	Jan. 02, 2026 TRY (₺)	Jan. 02, 2026 USD ($)	Dec. 31, 2025 TRY (₺) ₺ / shares	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Oct. 16, 2025 USD ($)
Subsequent events
Payment of auction price, first installment | ₺					₺ 27,808,416	₺ 26,480,747	₺ 28,889,597
Proposed gross cash dividend | ₺		₺ 8,800,000
Proposed gross cash dividend per share | ₺ / shares		₺ 4
Nominal value per share | ₺ / shares		₺ 1			₺ 1
Purchase of assets | Frequency licenses
Subsequent events
Commitments for acquisition of 160MHz of spectrum | $								$ 1,224,000
Payment of auction price, first installment			₺ 28,062,109	$ 652,800
Signing of banking facility | Syndicated Murabaha facility
Subsequent events
Nominal amount | $	$ 1,000,000
Number of banks | item	14
Maturity period	7 years
Interest rate basis	3-month SOFR
Annual profit rate, adjustment to interest rate basis	1.95%
All-in cost, adjustment to interest rate basis	2.14%